Leases (Details) - Schedule of lease liabilities - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule of lease liabilities [Abstract]
Current portion	$ 445,973	$ 285,354
Long-term portion	1,655,535	959,116
Total lease liabilities	$ 2,101,508	$ 1,244,470